Condensed Consolidating Financial Information - Condensed Consolidating Balance Sheets (Detail) - CAD CAD in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	CAD 226	CAD 476	CAD 333	CAD 47
Restricted cash and cash equivalents	0	411
Accounts receivable, net	702	580
Materials and supplies	177	165
Deferred income taxes	56	344
Other current assets	116	53
Total current assets	1,277	2,029
Investments	112	92
Properties	14,438	13,327
Assets held for sale	182	222
Goodwill and intangible assets	176	162
Pension asset	304	1,028
Other assets	117	163
Total assets	16,606	17,023
Current liabilities
Accounts payable and accrued liabilities	1,277	1,189
Long-term debt maturing within one year	134	189
Total current liabilities	1,411	1,378
Pension and other benefit liabilities	755	657
Other long-term liabilities	432	338
Long-term debt	5,625	4,650
Deferred income taxes	2,773	2,903
Total liabilities	10,996	9,926
Shareholders' equity
Share capital	2,185	2,240
Additional paid-in capital	36	34
Accumulated other comprehensive loss	(2,219)	(1,503)
Retained earnings	5,608	6,326
Total Shareholders' equity	5,610	7,097	5,097	4,649
Total liabilities and shareholders' equity	16,606	17,023
CPRL (Parent Guarantor) [Member]
Current assets
Accounts receivable, inter-company	58	61
Short-term advances to affiliates		78
Deferred income taxes	4	3
Total current assets	62	142
Long-term advances to affiliates	1	1
Investments in subsidiaries	7,618	7,016
Total assets	7,681	7,159
Current liabilities
Accounts payable and accrued liabilities	97	62
Short-term advances from affiliates	1,974
Total current liabilities	2,071	62
Total liabilities	2,071	62
Shareholders' equity
Share capital	2,185	2,240
Additional paid-in capital	36	34
Accumulated other comprehensive loss	(2,219)	(1,503)
Retained earnings	5,608	6,326
Total Shareholders' equity	5,610	7,097
Total liabilities and shareholders' equity	7,681	7,159
CPRC (Subsidiary Issuer) [Member]
Current assets
Cash and cash equivalents	152	91	211	1
Restricted cash and cash equivalents		411
Accounts receivable, net	490	408
Accounts receivable, inter-company	147	133
Short-term advances to affiliates	170	1,083
Materials and supplies	137	133
Deferred income taxes	15	264
Other current assets	27	36
Total current assets	1,138	2,559
Long-term advances to affiliates	207	1,408
Investments	15	11
Investments in subsidiaries	8,231	4,645
Properties	7,976	7,553
Assets held for sale	8
Pension asset	304	1,028
Other assets	94	129
Total assets	17,973	17,333
Current liabilities
Accounts payable and accrued liabilities	896	828
Accounts payable, inter-company	288	192
Short-term advances from affiliates		668
Long-term debt maturing within one year	91	179
Total current liabilities	1,275	1,867
Pension and other benefit liabilities	692	622
Long-term advances from affiliates	1,316	1,577
Other long-term liabilities	286	204
Long-term debt	5,570	4,557
Deferred income taxes	1,216	1,490
Total liabilities	10,355	10,317
Shareholders' equity
Share capital	1,037	1,037
Additional paid-in capital	1,547	1,528
Accumulated other comprehensive loss	(2,219)	(1,503)
Retained earnings	7,253	5,954
Total Shareholders' equity	7,618	7,016
Total liabilities and shareholders' equity	17,973	17,333
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	74	385	CAD 122	CAD 46
Accounts receivable, net	212	172
Accounts receivable, inter-company	230	131
Short-term advances to affiliates	1,974	668
Materials and supplies	40	32
Deferred income taxes	37	77
Other current assets	89	17
Total current assets	2,656	1,482
Long-term advances to affiliates	1,316	1,576
Investments	97	81
Properties	6,462	5,774
Assets held for sale	174	222
Goodwill and intangible assets	176	162
Other assets	23	34
Total assets	10,904	9,331
Current liabilities
Accounts payable and accrued liabilities	284	299
Accounts payable, inter-company	147	133
Short-term advances from affiliates	170	1,161
Long-term debt maturing within one year	43	10
Total current liabilities	644	1,603
Pension and other benefit liabilities	63	35
Long-term advances from affiliates	208	1,408
Other long-term liabilities	146	134
Long-term debt	55	93
Deferred income taxes	1,557	1,413
Total liabilities	2,673	4,686
Shareholders' equity
Share capital	5,122	2,195
Additional paid-in capital	569	566
Accumulated other comprehensive loss	170	(93)
Retained earnings	2,370	1,977
Total Shareholders' equity	8,231	4,645
Total liabilities and shareholders' equity	10,904	9,331
Consolidating Adjustments and Eliminations [Member]
Current assets
Accounts receivable, inter-company	(435)	(325)
Short-term advances to affiliates	(2,144)	(1,829)
Total current assets	(2,579)	(2,154)
Long-term advances to affiliates	(1,524)	(2,985)
Investments in subsidiaries	(15,849)	(11,661)
Total assets	(19,952)	(16,800)
Current liabilities
Accounts payable, inter-company	(435)	(325)
Short-term advances from affiliates	(2,144)	(1,829)
Total current liabilities	(2,579)	(2,154)
Long-term advances from affiliates	(1,524)	(2,985)
Total liabilities	(4,103)	(5,139)
Shareholders' equity
Share capital	(6,159)	(3,232)
Additional paid-in capital	(2,116)	(2,094)
Accumulated other comprehensive loss	2,049	1,596
Retained earnings	(9,623)	(7,931)
Total Shareholders' equity	(15,849)	(11,661)
Total liabilities and shareholders' equity	CAD (19,952)	CAD (16,800)